Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Current
Cash, current	$ 20,776	$ 474,317
Prepaids and other receivables	126,715	152,947
Equipment, net	60,953	22,637
Exploration and evaluation assets	803,251	821,773
Total assets	1,011,695	1,471,674
Total current assets	147,491	627,264
Current
Accounts payable, current	106,517	87,938
Accrued liabilities, current	76,869	102,208
Due to related parties, current	443,071	57,254
Notes payable, current	2,202,540	0
Total current liabilities	2,828,997	247,400
Notes payable related parties, noncurrent	0	1,555,503
Due to related parties, noncurrent	0	159,513
Withholding taxes payable, noncurrent	158,814	151,907
Total liabilities	2,987,811	2,114,323
Shareholders' deficit:
Share capital value	8,176,210	7,755,830
Share-based payment reserve	4,078,941	4,034,929
Accumulated deficit	(13,914,265)	(12,144,764)
Accumulated other comprehensive loss	(317,002)	(288,644)
Total shareholders' deficit	(1,976,116)	(642,649)
Total liabilities and shareholders' deficit	$ 1,011,695	$ 1,471,674